Related Party Transactions (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	4 Months Ended
	Sep. 30, 2018	Sep. 30, 2018	Jun. 06, 2018	Dec. 31, 2017
Percentage of ownership			12.00%	12.00%
Mubadarah Investments LLC [Member]
Percentage of ownership	80.00%	80.00%
Mubadarah Investments LLC [Member] | Esnaad Solutions LLC [Member]
Percentage of ownership	99.00%	99.00%
Tasneea Oil & Gas Technology LLC [Member]
Percentage of ownership	99.00%	99.00%
GES [Member]
Percentage of ownership	20.00%	20.00%
Hilal Al Busaidy [Member]
Percentage of ownership	1.00%	1.00%
Key Management And Founders [Member]
Advance from related party outstanding	$ 1,900	$ 1,900
Successor [Member] | Esnaad Solutions LLC [Member]
Charges for oil and gas	800	1,400
Successor [Member] | Mubadarah Investments LLC [Member]
Rental income	43	57
Payables of outstanding balance	$ 100	$ 100
Percentage of ownership	22.00%	22.00%
Successor [Member] | GES [Member]
Administrative service fee	$ 400	$ 500